Accumulated other comprehensive result. (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Accumulated other comprehensive result.
Balance, Pre-tax		$ (306)	$ 10,317	$ 8,160
Movements of the year, Pre-tax	$ (934)	(16,809)	(10,623)	2,157
Balance, Pre-tax		(17,115)	(306)	10,317
Balance, Deferred taxes		7,325	4,138	4,785
Movements of the year, Deferred taxes	280	5,043	3,187	(647)
Balance, Deferred taxes		12,368	7,325	4,138
Balance, Net of tax		7,019	14,455	12,945
Movements of the year, Net of tax		(11,766)	(7,436)	1,510
Balance, Net of tax	$ (264)	$ (4,747)	$ 7,019	$ 14,455